Loans Receivable - Scheduled of loans receivable by property type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair Value	$ 1,572.1	$ 913.0
Percentage	100.00%
Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	100.00%	100.00%
Office
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair Value	$ 768.0	$ 512.1
Office | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	48.80%	56.20%
Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair Value	$ 199.6	$ 176.4
Industrial | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	12.70%	19.30%
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair Value	$ 158.5	$ 101.6
Retail | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	10.10%	11.10%
Storage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair Value	$ 82.0	$ 63.2
Storage | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	5.20%	6.90%
Apartments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair Value	$ 228.8	$ 59.7
Apartments | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	14.60%	6.50%
Hotel
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair Value	$ 135.2	$ 0.0
Hotel | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	8.60%	0.00%